Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000252534 [Member]
Shareholder Report [Line Items]
Fund Name	Intelligent Livermore ETF
Class Name	Intelligent Livermore ETF
Trading Symbol	LIVR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intelligent Livermore ETF (the “Fund”) for the period of September 17, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://iaetfs.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.69%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.69%
Net Assets	$ 17,862,945
Holdings Count | holding	68
Advisory Fees Paid, Amount	$ 41,661
Investment Company, Portfolio Turnover	81.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	35.4%
Communication Services	12.6%
Energy	10.9%
Industrials	9.9%
Financials	9.2%
Consumer Discretionary	8.0%
Health Care	7.5%
Consumer Staples	4.1%
Materials	1.8%
Utilities	0.6%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	5.1%
Schlumberger NV	4.3%
GE Vernova, Inc.	3.8%
First Solar, Inc.	3.8%
Rambus, Inc.	3.0%
Collegium Pharmaceutical, Inc.	2.7%
JD.com, Inc. - ADR	2.7%
Marvell Technology, Inc.	2.6%
ONEOK, Inc.	2.5%
Micron Technology, Inc.	2.5%